Summary of Significant Accounting Policies (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables		$ 0	$ 119,230
Other receivables - current		0	119,230
Deposits	$ 5,248	5,248	136,693
Other noncurrent assets	$ 5,248	$ 5,248	$ 136,693